Contingencies and Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Committed future sublease income, 2016	$ 1,067
Committed future sublease income, 2017	306
Committed future sublease income, 2018	317
Committed future sublease income, 2019	219
Rent expense, net of sublease income	$ 47,032	$ 45,032	$ 45,610
Product warranty, limited warranty period offered	90 days